Document and Entity Information	Jan. 10, 2022
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	SPORTS ENTERTAINMENT ACQUISITION CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39583
Entity Tax Identification Number	85-2324373
Entity Address, Address Line One	Golden Bear Plaza
Entity Address, Address Line Two	11760 US Highway, Suite W506
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	561
Local Phone Number	402-0741
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001820852
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	SEAH
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SEAH WS
Security Exchange Name	NYSE
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SEAH.U
Security Exchange Name	NYSE